FINANCIAL INSTRUMENTS - Maturity dates for financial liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 779	$ 775
Accrued liabilities	2,356	2,597
Other long-term liabilities	3,890	4,397
Long-term debt	20,623	22,458
Interest and other financing expense	798	728	$ 431
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	20,742	$ 22,597
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,141
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,996
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	9,793
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable	779
Accrued liabilities	2,356
Other long-term liabilities	42
Interest and other financing expense	836
Liquidity risk | Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,141
Liquidity risk | 1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	24
Interest and other financing expense	755
Liquidity risk | 1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,996
Liquidity risk | 2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	69
Interest and other financing expense	1,668
Liquidity risk | 2 to less than 5 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	3,812
Liquidity risk | Thereafter
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	0
Interest and other financing expense	5,327
Liquidity risk | Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ 9,793